Supplemental cash flow information - Changes in non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in non-cash working capital:
Trade and other receivables	$ (32,690)	$ 50,442
Inventories	12,997	19,785
Prepaid expenses	(19,439)	(2,622)
Trade, other payables and accrued liabilities	(17,333)	(46,751)
Decrease (increase) in non-cash working capital	(56,465)	20,854
Adjustments for items not having a cash effect and working capital changes relating to taxes and interest paid and interest received	6,027	59,283
Changes in non-cash working capital	(50,438)	80,137
These changes relate to the following activities:
Operating	(59,058)	54,122
Financing	68,750	1,771
Investing	(60,130)	24,244
Changes in non-cash working capital	$ (50,438)	$ 80,137